GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.75%
$ 1,941,569	ARL Second LLC(a) Series 2014-1A Class A1 2.92%, 06/15/2044	$ 1,881,212
1,975,000	Carlyle Global Market Strategies Ltd(a)(b) Series 2013-2A Class CR 3.47%, 01/18/2029 3-mo. LIBOR + 1.65%	1,731,546
1,445,000	Carvana Auto Receivables Trust(a) Series 2019-1A Class A3 3.08%, 11/15/2022	1,434,980
1,750,000	CIFC Funding 2013-II Ltd(a)(b) Series 2013-2A Class A3LR 3.78%, 10/18/2030 3-mo. LIBOR + 1.95%	1,488,072
10,946	Citicorp Residential Mortgage Trust(c) Series 2006-2 Class A6 5.29%, 09/25/2036	10,958
1,488,750	DB Master Finance LLC(a) Series 2019-1A Class A2I 3.79%, 05/20/2049	1,438,862
1,304,256	M360 Advisors LLC(a) Series 2018-CRE1 Class A 4.40%, 07/24/2028	1,249,276
	Mill City Mortgage Loan Trust(a)(d)
	Series 2017-2 Class A1
1,181,201	2.75%, 07/25/2059	1,176,902
	Series 2018-1 Class A1
870,296	3.25%, 05/25/2062	877,845
	Towd Point Mortgage Trust(a)(d)
	Series 2015-1 Class A2
3,250,000	3.25%, 10/25/2053	3,196,830
	Series 2015-4 Class A1B
259,095	2.75%, 04/25/2055	257,828
	Series 2017-2 Class A1
876,330	2.75%, 04/25/2057	858,452
	Series 2018-3 Class A1
2,271,315	3.75%, 05/25/2058	2,268,763
1,700,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	1,722,218
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,975,000	Venture XXXII Ltd(a)(b) Series 2018-32A Class C 3.77%, 07/18/2031 3-mo. LIBOR + 1.95%	$ 1,620,207
		21,213,951
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 1.07%, 07/25/2031 1-mo. LIBOR + 0.12%	152,175
TOTAL ASSET-BACKED SECURITIES — 5.79% (Cost $22,433,998)		$21,366,126
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.90%
1,975,000	BX Commercial Mortgage Trust(a)(b) Series 2020-BXLP Class C 1.82%, 12/15/2036 1-mo. LIBOR + 1.12%	1,777,249
1,230,000	Citigroup Commercial Mortgage Trust(a) Series 2019-PRM Class A 3.34%, 05/10/2036	1,157,706
765,387	Citigroup Mortgage Loan Trust(a)(d) Series 2018-RP1 Class A1 3.00%, 09/25/2064	762,275
1,824,534	MetLife Securitization Trust(a)(d) Series 2017-1A Class A 3.00%, 04/25/2055	1,805,273
1,500,000	One Bryant Park Trust(a) Series 2019-OBP Class A 2.52%, 09/15/2054	1,494,215
		6,996,718
U.S. Government Agency — 51.48%
122,926	Federal Deposit Insurance Corp Trust(a) Series 2013-R1 Class A 1.15%, 03/25/2033	121,581
	Federal Home Loan Mortgage Corp
2,366	9.50%, 04/01/2025	2,503
584,042	3.00%, 12/01/2026	613,320
419,396	2.50%, 01/01/2029	438,392
645,828	3.00%, 07/01/2029	679,931
808,892	3.50%, 02/01/2032	870,041
16,999	7.50%, 03/01/2032	17,058
79,132	5.50%, 08/01/2033	89,172
53,521	5.50%, 01/01/2034	60,469
704,448	4.00%, 05/01/2034	769,434
125,085	5.50%, 10/01/2034	141,495

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 292,243	5.00%, 09/01/2035	$ 325,054
278,809	5.00%, 12/01/2035	310,322
18,087	5.00%, 01/01/2036	20,119
236,123	6.00%, 01/01/2036	271,635
118,623	6.00%, 03/01/2036	136,398
113,567	6.00%, 07/01/2036	130,697
1,746,295	3.00%, 09/01/2036	1,848,487
25,727	5.50%, 05/01/2038	29,169
23,806	6.00%, 05/01/2038	27,338
81,017	5.00%, 06/01/2038	90,110
580,497	4.50%, 02/01/2040	636,244
785,509	5.00%, 03/01/2040	867,899
472,701	4.00%, 10/01/2040	510,773
662,688	4.00%, 01/01/2041	716,267
352,260	4.00%, 02/01/2041	380,683
454,566	3.50%, 02/01/2042	487,904
469,556	4.00%, 03/01/2042	508,370
635,295	3.50%, 06/01/2042	682,164
306,557	3.50%, 11/01/2042	329,280
1,668,660	3.00%, 04/01/2043	1,764,703
611,622	4.00%, 06/01/2043	662,284
1,324,752	3.00%, 07/01/2043	1,401,060
1,588,472	4.00%, 05/01/2044	1,721,742
1,623,187	3.50%, 10/01/2045	1,729,826
805,671	3.00%, 10/01/2046	849,940
1,634,697	3.00%, 11/01/2046	1,724,858
3,075,576	3.00%, 12/01/2046	3,240,350
4,547,055	3.50%, 11/01/2047	4,825,595
7,012,084	3.00%, 10/01/2049	7,350,647
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K056 Class A1
1,471,867	2.20%, 07/25/2025	1,534,738
	Series K072 Class A1
1,396,781	3.25%, 11/25/2027	1,519,135
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(d)	2,855,814
	Series K091 Class A1
2,961,651	3.34%, 10/25/2028	3,274,337
	Series K095 Class A1
1,324,737	2.63%, 11/25/2028	1,420,931
	Series K722 Class A2
3,000,000	2.41%, 03/25/2023	3,083,908
	Series K723 Class AM
3,800,000	2.53%, 09/25/2023	3,933,123
	Series K724 Class AM
5,000,000	3.13%, 11/25/2023(d)	5,283,958
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(d)	5,295,012
2,419,228	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	2,598,463
	Federal National Mortgage Association
2,145	8.50%, 08/01/2024	2,336
252,339	3.00%, 06/01/2027	264,394
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,185,294	3.00%, 08/01/2029	$ 1,242,106
799,236	2.50%, 06/01/2030	834,275
745,116	3.00%, 10/01/2030	782,526
50,476	7.00%, 02/01/2031	57,757
54,585	7.00%, 09/01/2031	65,666
140,826	6.50%, 12/01/2031	160,455
78,218	7.00%, 12/01/2031	87,576
270,729	6.50%, 01/01/2032	310,137
40,661	7.00%, 01/01/2032	41,293
54,038	6.50%, 02/01/2032	61,885
2,170,295	3.00%, 05/01/2032	2,309,737
375,550	3.00%, 08/01/2032	394,369
159,006	6.00%, 03/01/2033	182,659
116,382	5.50%, 07/01/2033	130,887
284,074	5.00%, 09/01/2033	314,775
63,318	5.50%, 09/01/2033	71,181
207,823	5.50%, 11/01/2033	234,780
96,602	5.50%, 03/01/2034	109,124
2,953,426	3.00%, 06/01/2034	3,099,752
1,861,677	3.00%, 10/01/2034	1,951,491
64,623	5.50%, 10/01/2034	72,949
4,135,802	3.00%, 11/01/2034	4,342,142
127,821	5.50%, 12/01/2034	144,638
229,587	5.50%, 02/01/2035	259,682
133,464	5.00%, 09/01/2035	147,893
298,922	5.00%, 10/01/2035	332,811
107,929	5.50%, 10/01/2035	122,337
110,758	5.50%, 01/01/2036	125,574
136,239	6.00%, 01/01/2036	156,740
44,303	6.00%, 02/01/2036	50,948
46,590	6.00%, 03/01/2036	53,643
184,132	5.50%, 05/01/2036	208,758
61,175	6.00%, 05/01/2037	70,336
106,859	5.00%, 07/01/2037	118,422
244,614	5.50%, 03/01/2038	276,661
247,475	5.50%, 06/01/2038	280,184
147,496	4.50%, 02/01/2039	161,391
215,438	5.00%, 04/01/2039	239,313
520,755	4.50%, 05/01/2039	572,630
249,977	4.50%, 06/01/2039	273,795
600,611	4.50%, 08/01/2039	657,568
592,181	5.00%, 11/01/2039	656,830
280,229	5.00%, 12/01/2039	310,815
328,824	5.00%, 06/01/2040	364,821
1,031,513	4.50%, 08/01/2040	1,130,283
146,305	4.50%, 09/01/2040	160,336
602,419	5.00%, 09/01/2040	667,801
340,833	4.50%, 11/01/2040	373,564
400,026	5.00%, 01/01/2041	443,896
340,436	4.50%, 02/01/2041	373,026
106,746	4.00%, 03/01/2041	115,502
1,938,778	4.50%, 03/01/2041	2,124,664
482,604	4.00%, 09/01/2041	522,294
552,714	4.50%, 10/01/2041	605,727
1,558,696	3.50%, 12/01/2041	1,673,108
1,673,471	4.00%, 12/01/2041	1,815,518
954,870	4.00%, 07/01/2042	1,039,012
305,775	3.00%, 09/01/2042	323,295

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 955,779	3.50%, 09/01/2042	$ 1,011,863
794,772	3.50%, 10/01/2042	853,549
586,817	3.00%, 12/01/2042	620,481
1,697,687	3.00%, 03/01/2043	1,795,099
1,580,899	3.00%, 05/01/2043	1,671,503
1,074,038	3.00%, 07/01/2043	1,129,647
923,360	3.00%, 08/01/2043	976,319
636,047	3.00%, 09/01/2043	672,300
1,043,466	3.50%, 08/01/2045	1,112,385
4,254,327	3.50%, 12/01/2045	4,535,022
3,781,921	3.50%, 01/01/2046	4,031,375
1,184,608	3.50%, 02/01/2046	1,262,723
1,813,639	3.50%, 03/01/2046	1,931,744
858,850	3.50%, 09/01/2046	912,757
2,651,658	3.00%, 10/01/2046	2,800,256
1,362,099	4.00%, 03/01/2047	1,468,896
2,069,512	3.50%, 08/01/2047	2,194,866
5,052,258	4.00%, 08/01/2047	5,445,607
83,390	3.50%, 12/01/2047	88,467
1,943,433	3.00%, 10/01/2049	2,037,926
7,705,582	3.00%, 12/01/2049	8,076,229
1,032,094	3.00%, 01/01/2050	1,084,664
2,296,284	3.00%, 02/01/2050	2,408,542
3,121,489	2.50%, 03/01/2050	3,235,010
4,220,000	2.50%, 04/01/2050	4,373,472
1,802,901	3.50%, 08/01/2056	1,945,030
1,907,042	3.00%, 02/01/2057	2,027,085
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2018-39 Class EA
1,615,120	3.00%, 06/25/2048	1,707,134
	Series 2018-43 Class JD
2,027,074	3.00%, 06/25/2048	2,147,875
	Series 2018-51 Class A
2,220,473	3.00%, 07/25/2048	2,343,456
	Government National Mortgage Association
3,337	8.00%, 11/20/2023	3,577
2,107	7.50%, 10/20/2028	2,381
1,810	7.50%, 12/20/2028	2,027
140,819	5.00%, 10/20/2033	155,991
116,055	5.00%, 02/20/2034	128,715
123,908	5.50%, 11/20/2034	139,575
105,785	5.50%, 04/20/2035	119,041
99,266	5.00%, 12/20/2035	110,017
67,086	5.50%, 05/20/2039	75,063
1,455,144	4.00%, 12/15/2040	1,577,034
824,190	4.00%, 01/15/2041	892,612
889,672	4.00%, 03/20/2041	969,937
259,415	4.00%, 05/20/2041	282,787
1,013,667	4.00%, 07/20/2041	1,105,143
673,034	4.00%, 09/15/2041	732,653
480,253	3.50%, 08/15/2042	517,735
2,076,597	3.50%, 08/20/2045	2,237,611
1,541,255	3.50%, 12/20/2045	1,638,240
1,047,354	3.00%, 01/20/2046	1,124,919
1,078,942	3.50%, 01/20/2046	1,146,691
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 788,891	3.00%, 04/20/2046	$ 843,745
1,253,422	3.00%, 09/20/2046	1,342,908
939,122	3.50%, 06/20/2047	1,001,513
	Series 2018-94 Class AC
2,522,278	3.50%, 07/20/2048	2,699,942
	Vendee Mortgage Trust
	Series 1993-3 Class 1
201,181	5.40%, 09/15/2023(d)	211,792
	Series 1996-3 Class 1Z
563,698	6.75%, 09/15/2026	630,233
	Series 2002-1 Class 1A
300,008	6.00%, 10/15/2031	351,225
	Series 2008-1 Class GD
643,177	5.25%, 01/15/2032	675,253
	Series 2011-2 Class V
1,115,747	3.75%, 02/15/2028	1,142,750
		190,023,193
TOTAL MORTGAGE-BACKED SECURITIES — 53.38% (Cost $189,693,584)		$197,019,911
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023	1,572,249
500,000	5.75%, 06/12/2026	648,599
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.60% (Cost $2,044,470)		$2,220,848
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
6,250,000	1.13%, 07/31/2021	6,328,857
3,000,000	1.75%, 07/31/2021	3,062,344
9,375,000	1.50%, 09/30/2021	9,555,176
10,500,000	1.75%, 02/28/2022	10,804,746
8,000,000	1.50%, 08/15/2022	8,243,438
7,500,000	1.63%, 11/15/2022	7,765,430
2,000,000	1.63%, 12/15/2022	2,073,516
750,000	1.75%, 01/31/2023	781,143
6,500,000	2.75%, 04/30/2023	6,991,562
2,500,000	2.75%, 07/31/2023	2,702,930
4,000,000	2.75%, 02/28/2025	4,460,000
2,750,000	2.75%, 06/30/2025	3,081,934
4,250,000	2.88%, 07/31/2025	4,797,520
7,000,000	2.25%, 11/15/2025	7,689,062
7,500,000	2.63%, 12/31/2025	8,416,992
3,750,000	1.88%, 07/31/2026	4,068,164
3,750,000	1.63%, 09/30/2026	4,013,965
2,750,000	2.00%, 11/15/2026	3,010,820
4,500,000	2.38%, 05/15/2029	5,178,516
4,000,000	1.63%, 08/15/2029	4,343,281
1,000,000	3.50%, 02/15/2039	1,423,633
4,250,000	3.13%, 02/15/2043	5,812,539

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 2,700,000	2.88%, 05/15/2043	$ 3,557,883
6,700,000	2.50%, 02/15/2045	8,367,410
4,000,000	2.50%, 02/15/2046	5,027,812
3,000,000	2.75%, 11/15/2047	3,970,898
3,500,000	3.00%, 02/15/2048	4,844,902
3,500,000	3.13%, 05/15/2048	4,962,617
3,500,000	3.00%, 08/15/2048	4,866,367
TOTAL U.S. TREASURY BONDS AND NOTES — 40.69% (Cost $134,762,453)		$150,203,457
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.27%
1,000,000	Repurchase agreement (principal amount/value $1,000,000 with a maturity value of $1,000,000 with Daiwa Capital Markets America Inc, 0.00%, dated 3/31/20 to be repurchased at $1,000,000 on 4/1/20 collateralized by U.S. Treasury securities, 0.00% - 2.38%, 4/28/20 - 5/15/27, with a value of $1,020,100.	1,000,000
TOTAL SHORT TERM INVESTMENTS — 0.27% (Cost $1,000,000)		$1,000,000
TOTAL INVESTMENTS — 100.73% (Cost $349,934,505)		$371,810,342
OTHER ASSETS & LIABILITIES, NET — (0.73)%		$(2,693,693)
TOTAL NET ASSETS — 100.00%		$369,116,649
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2020. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2020